Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [Abstract]
Government grants	$ 5,179,643		$ 5,366,907	$ 5,220,746
Rental income from property	198,860		200,351	199,505
Gain on disposal of property, plant and equipment	1,137,320	$ 40,503	43,036	136,743
Impairment loss
Property, plant and equipment			(84,974)
Goodwill			(7,398)
Others	(261,933)		(335,760)	(440,110)
Total	$ 6,253,890	$ 222,716	$ 5,182,162	$ 5,116,884